Loans Receivable - Schedule of Loans Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Loans Receivable [Line Items]
Non-Covered loans receivable	$ 8,772,226	$ 7,405,824
Covered loans receivable	719,793	1,092,756
Total loans receivable	9,492,019	8,498,580
Commercial Loans [Member]
Loans Receivable [Line Items]
Covered loans receivable	424,357	727,894
Total loans receivable	6,863,418	6,169,261
Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Covered loans receivable	387,332	640,843
Total loans receivable	3,867,305	3,631,543
Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Covered loans receivable	37,025	87,051
Total loans receivable	2,996,113	2,537,718
Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Covered loans receivable	154,025	187,164
Total loans receivable	586,532	477,204
Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Loans Receivable [Line Items]
Covered loans receivable	154,025	187,164
Total loans receivable	577,082	471,183
Residential Mortgage Loans [Member] | Construction/ Owner Occupied [Member]
Loans Receivable [Line Items]
Covered loans receivable
Total loans receivable	9,450	6,021
Consumer and Other Loans [Member]
Loans Receivable [Line Items]
Covered loans receivable	141,411	177,698
Total loans receivable	2,042,069	1,852,115
Consumer and Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Covered loans receivable	137,122	174,212
Total loans receivable	1,291,792	1,251,125
Consumer and Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Covered loans receivable
Total loans receivable	375,236	327,985
Consumer and Other Loans [Member] | Consumer - Other [Member]
Loans Receivable [Line Items]
Covered loans receivable	4,289	3,486
Total loans receivable	375,041	273,005
Non-Covered Loans [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	8,772,226	7,405,824
Non-Covered Loans [Member] | Commercial Loans [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	6,439,061	5,441,367
Non-Covered Loans [Member] | Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	3,479,973	2,990,700
Non-Covered Loans [Member] | Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	2,959,088	2,450,667
Non-Covered Loans [Member] | Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	432,507	290,040
Non-Covered Loans [Member] | Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	423,057	284,019
Non-Covered Loans [Member] | Residential Mortgage Loans [Member] | Construction/ Owner Occupied [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	9,450	6,021
Non-Covered Loans [Member] | Consumer and Other Loans [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	1,900,658	1,674,417
Non-Covered Loans [Member] | Consumer and Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	1,154,670	1,076,913
Non-Covered Loans [Member] | Consumer and Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	375,236	327,985
Non-Covered Loans [Member] | Consumer and Other Loans [Member] | Consumer - Other [Member]
Loans Receivable [Line Items]
Non-Covered loans receivable	370,752	269,519
Covered Loans [Member]
Loans Receivable [Line Items]
Covered loans receivable	719,793	1,092,756	1,334,449
Covered Loans [Member] | Commercial Loans [Member]
Loans Receivable [Line Items]
Covered loans receivable	424,357	727,894
Covered Loans [Member] | Commercial Loans [Member] | Real Estate [Member]
Loans Receivable [Line Items]
Covered loans receivable	387,332	640,843
Covered Loans [Member] | Commercial Loans [Member] | Business [Member]
Loans Receivable [Line Items]
Covered loans receivable	37,025	87,051
Covered Loans [Member] | Residential Mortgage Loans [Member]
Loans Receivable [Line Items]
Covered loans receivable	154,025	187,164
Covered Loans [Member] | Residential Mortgage Loans [Member] | Residential 1-4 Family [Member]
Loans Receivable [Line Items]
Covered loans receivable	154,025	187,164
Covered Loans [Member] | Residential Mortgage Loans [Member] | Construction/ Owner Occupied [Member]
Loans Receivable [Line Items]
Covered loans receivable
Covered Loans [Member] | Consumer and Other Loans [Member]
Loans Receivable [Line Items]
Covered loans receivable	141,411	177,698
Covered Loans [Member] | Consumer and Other Loans [Member] | Home Equity [Member]
Loans Receivable [Line Items]
Covered loans receivable	137,122	174,212
Covered Loans [Member] | Consumer and Other Loans [Member] | Indirect Automobile [Member]
Loans Receivable [Line Items]
Covered loans receivable
Covered Loans [Member] | Consumer and Other Loans [Member] | Consumer - Other [Member]
Loans Receivable [Line Items]
Covered loans receivable	$ 4,289	$ 3,486